Mortgage Loans Held for Sale at Fair Value (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012
Mortgage Loans Held for Sale at Fair Value
Mortgage loans held for sale at fair value	$ 531,004	$ 530,248	$ 656,341	$ 203,661	$ 448,384	$ 410,071	$ 248,974	$ 176,282
Fair value of mortgage loans pledged to secure mortgage loans sold under agreements to repurchase	512,350				438,850
Government-insured or guaranteed
Mortgage Loans Held for Sale at Fair Value
Mortgage loans held for sale at fair value	482,066				398,381
Conventional
Mortgage Loans Held for Sale at Fair Value
Mortgage loans held for sale at fair value	45,005				50,003
Repurchased mortgage loans
Mortgage Loans Held for Sale at Fair Value
Mortgage loans held for sale at fair value	$ 3,933